INCOME TAXES (Details ) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current:
Accrued expenses	$ 38,900	$ 0
Non-current:
Stock compensation	90,794	0
Net operating loss carryforward	1,596,600	1,031,451
Research and development credit carryforward	20,890	10,826
Total deferred tax asset	1,747,184	1,042,277
Valuation allowance	(1,747,184)	(1,042,277)
Deferred tax asset, net of valuation allowance	$ 0	$ 0